OTHER CURRENT LIABILITIES (Details) (USD $)	1 Months Ended			12 Months Ended
	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Frontline Ltd [Member]
Other Liabilities Disclosure [Abstract]
Deferred charter revenue		$ 3,744,000	$ 1,311,000
Prepaid charter income		822,000	2,544,000
Employee taxes		773,000	823,000
Other		209,000	11,893,000
Other current liabilities		5,548,000	16,571,000
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter	$ 40,000,000			$ 11,700,000